Share-based Compensation - Schedule of Restricted Share Units Granted (Details)	12 Months Ended
	Jul. 31, 2020 Share $ / shares	Jul. 31, 2019 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	2,438,548	0
October 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry period of RSUs	10 years
October 29, 2019 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unit value | $ / shares	$ 0.53
October 29, 2019 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unit value | $ / shares	$ 1.16
October 29, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	1,428,449
October 29, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	0
June 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unit value | $ / shares	$ 0.71
Expiry period of RSUs	10 years
June 26, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	1,010,101
June 26, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	0